Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net/Goodwill [Abstract]
Balance at beginning of the period	$ 736	$ 693	$ 741
Foreign currency translation difference	9	43	(48)
Balance at end of the period	$ 727	$ 736	$ 693